Schedule of Investments TCW Artificial Intelligence ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 98.0%
Automobiles - 2.6%
Tesla, Inc.*	5,653	$1,742,650
Broadline Retail - 5.3%
Amazon.com, Inc.*	15,086	3,531,783
Communications Equipment - 11.8%
Arista Networks, Inc.*	32,951	4,060,222
Lumentum Holdings, Inc.*	20,010	2,202,701
Motorola Solutions, Inc.	3,659	1,606,228
		7,869,151
Electrical Equipment - 5.7%
Eaton Corp. plc	3,915	1,506,179
Vertiv Holdings Co., Class A	16,075	2,340,520
		3,846,699
Electronic Equipment, Instruments & Components - 2.7%
Celestica, Inc.*	2,518	503,247
Cognex Corp.	32,123	1,309,655
		1,812,902
Entertainment - 2.8%
Spotify Technology S.A.*	2,999	1,878,993
Interactive Media & Services - 9.5%
Alphabet, Inc., Class A	13,277	2,547,856
Meta Platforms, Inc., Class A	3,844	2,973,103
Reddit, Inc., Class A*	5,298	850,806
		6,371,765
IT Services - 2.7%
CoreWeave, Inc., Class A*	2,001	228,374
International Business Machines Corp.	6,287	1,591,554
		1,819,928
Machinery - 3.4%
Deere & Co.	1,645	862,589
Symbotic, Inc., Class A*	26,270	1,417,266
		2,279,855
Media - 2.3%
Trade Desk, Inc. (The), Class A*	17,772	1,545,453
Semiconductors & Semiconductor Equipment - 25.3%
ASML Holding NV	1,754	1,218,521
Broadcom, Inc.	13,573	3,986,390
Marvell Technology, Inc.	32,148	2,583,735
Micron Technology, Inc.	7,490	817,459
NVIDIA Corp.	35,676	6,345,691
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,115	1,960,746
		16,912,542
Investments	Shares	Value
Software - 22.5%
Cadence Design Systems, Inc.*	3,127	$1,140,010
CyberArk Software Ltd.*	6,043	2,486,513
Datadog, Inc., Class A*	8,141	1,139,577
Microsoft Corp.	5,020	2,678,171
Nebius Group NV, Class A*	5,980	325,491
Oracle Corp.	2,218	562,862
Palo Alto Networks, Inc.*	15,755	2,735,069
Salesforce, Inc.	5,971	1,542,488
ServiceNow, Inc.*	2,624	2,474,747
		15,084,928
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	3,053	633,711
Super Micro Computer, Inc.*	5,312	313,249
		946,960
Total Common Stocks (Cost $48,325,411)		65,643,609
	Principal
Short-Term Investments - 2.1%
Time Deposit - 2.1%
ANZ National Bank, London 3.68% 8/1/2025 (Cost $1,378,598)	$1,378,598	1,378,598
Total Investments - 100.1% (Cost $49,704,009)		$67,022,207
Liabilities in Excess of Other Assets - (0.1%)		(73,842)
Net Assets - 100.0%		$66,948,365

*	Non-income producing security.

Schedule of Investments (Continued) TCW Artificial Intelligence ETF July 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$65,643,609	$–	$–	$65,643,609
Short-Term Investments
Time Deposit	1,378,598	–	–	1,378,598
Total Investments	$67,022,207	$–	$–	$67,022,207

*	Please refer to the Schedule of Investments to view securities segregated by industry.